Fees and Expenses - PGIM US Real Estate Fund	Mar. 31, 2026
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The Fund’s operating expenses have been restated to reflect a reduction in the management fee schedule and an adjustment to the expense limitation as of December 1, 2026. Other expenses have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)
Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed